The Nature of Expenses - Amortization of intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Amortisation, intangible assets other than goodwill	$ 1,738	$ 1,723	$ 2,213
Cost of Revenues [Member]
IFRS Statement [Line Items]
Amortisation, intangible assets other than goodwill	78	57	58
Operating Expenses [Member]
IFRS Statement [Line Items]
Amortisation, intangible assets other than goodwill	$ 1,660	$ 1,666	$ 2,155